Consolidated Statements of Profit and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUES	$ 154,290	$ 231,424	$ 92,416
COST OF REVENUES	(152,034)	(224,383)	(78,234)
GROSS PROFIT	2,256	7,041	14,182
OPERATING EXPENSES:
General and administrative expenses	(88,407)	(18,136)	(11,058)
Selling expenses	(5,278)	(2,774)	(672)
Share-based compensation	(7,170)	(7,735)	(7,264)
Total operating expenses	(100,855)	(28,645)	(18,994)
(LOSS) FROM OPERATIONS	(98,599)	(21,604)	(4,812)
OTHER (EXPENSE)/INCOME
Other (expense)/income, net	1,254	5,619	(978)
Total other (expenses)	1,254	5,619	(978)
LOSS BEFORE INCOME TAXES	(97,345)	(15,985)	(5,790)
INCOME TAXES	1	(242)	(631)
NET LOSS FROM CONTINUING OPERATION	(97,344)	(16,227)	(6,421)
Net income attributable to non-controlling interests	25	2,621	2,770
NET LOSS ATTRIBUTABLE TO SHAREHOLDERS	(97,319)	(13,606)	(3,651)
DISCONTINUED OPERATIONS
Gain on disposal of discontinued operations		1
GAIN FROM DISCONTINUED OPERATIONS		1
Net loss	(97,319)	(13,605)	(3,651)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation	(5,866)	3,028	5,112
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (103,185)	$ (10,577)	$ 1,461
Basic (in Shares)	16,170,320	3,034,821	906,423
Diluted (in Shares)	16,170,320	3,034,821	906,423
LOSS PER SHARE
Basic (in Dollars per share)	$ (6.0184)	$ (4.485)	$ (4.035)
Diluted (in Dollars per share)	$ (6.0184)	$ (4.485)	$ (4.035)